INVESTMENTS IN NON-CONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Investments And Direct Ownership In These Affiliates

The following represents the Company’s aggregate investments and direct ownership in these affiliates:

	December 31	December 31
	2012	2011
(Millions of Dollars)

Investments in non-consolidated affiliates	$ 240	$ 228

Direct ownership percentages	2% to 50%	2% to 50%

Representation Of Amounts Reflected In Company's Financial Statements Related To Non-Consolidated Affiliates

The following table represents amounts reflected in the Company’s financial statements related to non-consolidated affiliates:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Equity earnings of non-consolidated affiliates	$34	$37	$32
Cash dividends received from non-consolidated affiliates	31	16	43

Aggregated Financial Information Of Non-Consolidated Affiliates

The following tables present selected aggregated financial information of the Company’s non-consolidated affiliates:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Statements of Operations
Sales	$682	$744	$605
Gross margin	151	138	135
Income from continuing operations	91	101	90
Net income	79	88	72

	December 31	December 31
	2012	2011
	(Millions of Dollars)
Balance Sheets
Current assets	$301	$293
Noncurrent assets	343	358
Current liabilities	153	115
Noncurrent liabilities	39	23